SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012 item
Segments
Number of operating segments	4
Software | Minimum
INTANGIBLE ASSETS, NET
Original estimated useful lives	3 years
Software | Maximum
INTANGIBLE ASSETS, NET
Original estimated useful lives	5 years
Student populations | Minimum
INTANGIBLE ASSETS, NET
Original estimated useful lives	2 years 9 months 18 days
Student populations | Maximum
INTANGIBLE ASSETS, NET
Original estimated useful lives	15 years
Customer relationships | Minimum
INTANGIBLE ASSETS, NET
Original estimated useful lives	1 year 9 months 18 days
Customer relationships | Maximum
INTANGIBLE ASSETS, NET
Original estimated useful lives	5 years 8 months 12 days
Cooperative agreements | Minimum
INTANGIBLE ASSETS, NET
Original estimated useful lives	1 year 3 months 18 days
Cooperative agreements | Maximum
INTANGIBLE ASSETS, NET
Original estimated useful lives	10 years
Favorable leases | Minimum
INTANGIBLE ASSETS, NET
Original estimated useful lives	9 months 18 days
Favorable leases | Maximum
INTANGIBLE ASSETS, NET
Original estimated useful lives	20 years
Non compete agreement | Minimum
INTANGIBLE ASSETS, NET
Original estimated useful lives	3 years
Non compete agreement | Maximum
INTANGIBLE ASSETS, NET
Original estimated useful lives	4 years 6 months